Critical accounting judgements and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2024
Critical accounting judgements and key sources of estimation uncertainty
Critical accounting judgements and key sources of estimation uncertainty

3.Critical accounting judgements and key sources of estimation uncertainty

In preparing the Consolidated Financial Statements, management is required to make judgements about when or how items should be recognised in the Consolidated Financial Statements and estimates and assumptions that affect the amounts of assets, liabilities, income and expenses reported in the Consolidated Financial Statements. Actual amounts and results could differ from those estimates.

There are no critical accounting judgements. The following is the key source of estimation uncertainty.

Indefinite life brands

Estimation of the recoverable amount of indefinite life brands requires significant estimates of the value of each brand. The Group reviews indefinite life brands for impairment at least annually or when there is an indication that the assets may be impaired. The recoverable amounts of indefinite life brands are estimated using the fair value less costs to sell methodology. These calculations use management’s estimates consistent with current budgets and plans that have been formally approved, assumptions of market participants and are based on discounted cash flow forecasts using estimated long-term growth rates. Refer to Note 14 ‘Intangible assets’ for further details about the Group’s indefinite life brands and sensitivity analysis of Preparation H and Nexium.